Royal Standard Minerals Inc.
3258 Mob Neck Road
Heathsville, Virginia 22473

Tel. 804‐580‐8107 Fax 804‐580‐4132

By: Edgar Filing

January 16, 2008

United States Security & Exchange Commission
ATTN:Mr. John Cannarella
Division of Corporation Finance
100 F. Street, N.W., Stop 7010
Washington, D.C. 20549

RE: Royal Standard Minerals Inc.
Form 20F for the Fiscal Year Ended January 31, 2007
Filed July 30, 2007
File No. 000-28980

Dear Mr. Cannarella:

We are in receipt of your faxed letter dated December 12, 2007 regarding the above noted Form 20F. Following is our detailed response keyed to your letter.

Item #1

We have added the “Cautionary Note to US Investors” paragraph to our website as instructed. It can be found by using the “Disclaimers” link at the bottom of every page. It is also included in the text located under the map on the “Operations” page.

Item #2

A map for each material property location has been included in Item #4-D. Each map includes the information requested.

Item #3

Property rights have been added to each property description in part 4D and include the information as required under paragraph (b)(2) of Industry Guide 7.

Item #4

The descriptions of the material properties have now also been included in section 4D. They have been expanded to include all the information required under paragraph (b) of Industry Guide 7.

Item #5

Exploration plans have now been included at the end of each project in section 4D.

Closing Comments
In response to Page 5 of your letter, the management recognizes that it is responsible for the accuracy and adequacy of the disclosure filings according to the SEC Act of 1934. We understand that staff comments or changes to our filing or disclosure in response to staff comments do not foreclose the Commission from taking action with respect to the filing and that the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

As a small resource company our objective is to follow the rules of all governmental agencies to the best of our ability. My earnest objective is to provide the most accurate information to all regulatory authorities and our currently small group of US investors. We appreciate any support to help insure that our current and future disclosures to the public will represent the best that can be accomplished.

Sincerely,

\s\ Roland M. Larsen

Roland M. Larsen
President